Obligations under capital leases (Schedule of Capital Lease Commitments) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Present value of the minimum lease payments
Within 1 year	$ 1,373	8,314	6,282
After 1 year but within 2 years	1,364	8,259	6,637
After 2 years but within 3 years	51	304	7,081
After 3 years	0	0	0
Present value of minimum lease payments	2,788	16,877	20,000
Less: balance due within one year classified as current liabilities	(1,373)	(8,314)	(6,282)
Capital Leases Present Value Of Minimum Lease Payments Noncurrent	1,415	8,563	13,718
Total minimum lease payments
Within 1 year	1,514	9,166	7,287
After 1 year but within 2 years	1,413	8,555	7,333
After 2 years but within 3 years	51	306	7,332
After 3 years		0	0
Total future minimum lease payments	2,978	18,027	21,952
Interest
Within 1 year	141	852	1,005
After 1 year but within 2 years	49	296	696
After 2 years but within 3 years	0	2	251
After 3 years		0	0
Total interest	$ 190	1,150	1,952